Inventories - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Inventories [Line Items]
Inventory write-downs, net of reversals		$ 51	$ 192
Net inventory write- back	$ 7
Inventory write offs	74
Disclosure - Inventories - Additional information (Detail) [Line Items]
Inventories pledged as security for liabilities	611	$ 564
Previously Stated [Member]
Classes Of Inventories [Line Items]
Net inventory write- back	$ 81